Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Municipal Securities Trust
Entity Central Index Key	0000881309
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Franklin California High Yield Municipal Fund
Class Name	Class A
Trading Symbol	FCQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$40	0.80%
[1]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 2,944,491,522
Holdings Count | $ / shares	707
Investment Company Portfolio Turnover	9.34%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,944,491,522
Total Number of Portfolio Holdings	707
Portfolio Turnover Rate	9.34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin California High Yield Municipal Fund
Class Name	Class A1
Trading Symbol	FCAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$32	0.65%
[3]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 2,944,491,522
Holdings Count | $ / shares	707
Investment Company Portfolio Turnover	9.34%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,944,491,522
Total Number of Portfolio Holdings	707
Portfolio Turnover Rate	9.34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin California High Yield Municipal Fund
Class Name	Class C
Trading Symbol	FCAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$60	1.20%
[5]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
Net Assets	$ 2,944,491,522
Holdings Count | $ / shares	707
Investment Company Portfolio Turnover	9.34%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,944,491,522
Total Number of Portfolio Holdings	707
Portfolio Turnover Rate	9.34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin California High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	FCAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$25	0.50%
[7]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 2,944,491,522
Holdings Count | $ / shares	707
Investment Company Portfolio Turnover	9.34%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,944,491,522
Total Number of Portfolio Holdings	707
Portfolio Turnover Rate	9.34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin California High Yield Municipal Fund
Class Name	Advisor Class
Trading Symbol	FVCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$27	0.55%
[9]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 2,944,491,522
Holdings Count | $ / shares	707
Investment Company Portfolio Turnover	9.34%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,944,491,522
Total Number of Portfolio Holdings	707
Portfolio Turnover Rate	9.34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
†	Annualized.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	Annualized.

[10]
*	Does not include derivatives, except purchased options, if any.